Document and Entity Information	Jun. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Great Lakes Dredge & Dock Corporation
Entity Central Index Key	0001372020
Document Period End Date	Jun. 05, 2020
Entity Emerging Growth Company	false
Entity File Number	001-33225
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5336063
Entity Address, Address Line One	2122 York Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	574-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ